STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock option activity under the Plan

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	528,000	$1.96	4.58	$207,060
Granted in Q1 2011	-	-	-	-
Exercised in Q1 2011	-	-	-	-
Forfeited / Expired in Q1 2011	-	-	-	-
Outstanding at March 31, 2011	528,000	$1.96	4.33	$1,360
Exercisable at March 31, 2011	404,000	$1.88	3.42	$1,360
Granted in Q2 2011	6,000	$0.85	4.92	-
Exercised in Q2 2011	-	-	-	-
Forfeited / Expired in Q2 2011	-	-	-	-
Outstanding June 30, 2011	534,000	$1.95	4.08	$277,360
Exercisable June 30, 2011	442,000	$1.82	3.67	$277,360
Granted in Q3 2011	-	-	-	-
Exercised in Q3 2011	(150,000)	$1.25	-	-
Forfeited/Expired in Q3 2011	-	-	-	-
Outstanding September 30, 2011	384,000	$2.23	5.33	$717,820
Exercisable September 30, 2011	324,000	$2.16	5.00	$629,020

Outstanding at January 1, 2012	344,000	$2.01	5.67	90,360
Granted in Q1 2012	1,994,000	$1.70	0.75	-
Exercised in Q1 2012	-	-	-	-
Forfeited / Expired in Q1 2012	(50,000)	$1.70	-	-
Outstanding at March 31, 2012	2,288,000	$1.75	1.50	$85,860
Exercisable at March 31, 2012	1,256,000	$1.74	1.75	$85,860
Granted in Q2 2012	23,000	$1.70	0.92	-
Exercised in Q2 2012	-	-	-	-
Forfeited / Expired in Q2 2012	-	-	-	-
Outstanding at June 30, 2012	2,311,000	$1.75	1.25	63,160
Exercisable at June 30, 2012	1,293,500	$1.74	1.50	63,160
Granted in Q3 2012	-	-	-	-
Exercised in Q3 2012	-	-	-	-
Forfeited / Expired in Q3 2012	-	-	-	-
Outstanding at September 30, 2012	2,311,000	$1.75	0.92	402,410
Exercisable at September 30, 2012	2,281,000	$1.73	0.92	402,410

Schedule of nonvested shares

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2011	124,000	$2.25	7.33
Granted in Q1 2011	-	-	-
Vested in Q1 2011	-	-	-
Nonvested shares at March 31, 2011	124,000	$2.25	7.08
Granted in Q2 2011	6,000	$0.85	4.92
Vested in Q2 2011	(38,000)	$1.19	5.67
Nonvested shares at June 30, 2011	92,000	$2.60	7.25
Granted in Q3 2011	-	-	-
Vested in Q3 2011	(32,000)	$2.60	6.75
Nonvested shares at September 30, 2011	60,000	$2.60	7.08

Nonvested shares at January 1, 2012	60,000	$2.60	6.75
Granted in Q1 2012	1,994,000	$1.70	1.00
Forfeited / Expired in Q1 in 2012	(50,000)	$1.70	0.92
Vested in Q1 2012	(972,000)	$1.70	1.00
Nonvested shares at March 31, 2012	1,032,000	$1.75	1.08
Granted in Q2 2012	23,000	$1.70	0.92
Vested in Q2 2012	(37,500)	$1.70	0.75
Nonvested shares at June 30, 2012	1,017,500	$1.75	0.83
Granted in Q3 2012	-
Vested in Q3 2012	(987,500)	$1.73	0.42
Nonvested shares at September 30, 2012	30,000	$2.60	6.08

Schedule of non-qualified stock options outstanding

Year Granted		Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007		160,000	160,000	$1.25	March 31, 2017
2007		12,000	12,000	$4.50	October 29, 2012
2008		6,000	6,000	$4.00	December 31, 2012
2008	(A)	150,000	120,000	$2.60	September 23, 2018
2008		6,000	6,000	$2.60	September 23, 2013
2010		4,000	4,000	$0.51	June 30, 2015
2011		6,000	6,000	$0.85	May 16, 2016
2012		1,965,000	1,965,000	$1.70	December 31, 2012
2012		2,000	2,000	$1.70	April 12, 2017

Totals		2,311,000	2,281,000

(A)	The 30,000 unvested options relating to the 2008 grant are scheduled to vest on September 24, 2013.

Schedule of stock options outstanding

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	10,000	$0.71	3.33	10,000	$0.71
$1.01 - $2.00	2,127,000	1.67	0.58	2,127,000	1.67
$2.00 - $3.00	156,000	2.60	5.83	126,000	2.60
$4.00 - $5.00	18,000	4.33	0.17	18,000	4.33
Totals	2,311,000	$1.75	0.92	2,281,000	$1.73